UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21217
Investment Company Act File Number
Eaton Vance Insured California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund II	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 194.1%

Principal Amount
(000's omitted)	Security	Value

Hospital — 14.8%
$1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,073,505
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,118,887
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	367,190
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,377,633
555	Washington Township Health Care District, 5.00%, 7/1/32	399,212

		$5,336,427

Insured-Electric Utilities — 7.7%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,315,523
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(3)	1,459,103

		$2,774,626

Insured-Escrowed/Prerefunded — 1.1%
$395	Orange County Water District, Certificates of Participation, (MBIA), Escrowed to Maturity, 5.00%, 8/15/34	$403,733

		$403,733

Insured-General Obligations — 64.7%
$740	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39	$711,458
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,298,528
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	408,595
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	402,701
1,500	Carlsbad Unified School District, (Election of 2006), (MBIA), 5.25%, 8/1/32	1,474,050
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,089,993
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	3,200,450
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,282,668
1,080	El Camino Hospital District, (MBIA), 4.45%, 8/1/36	874,800
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31(1)	2,245,777
2,075	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32	1,967,598
1,845	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,295,854
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25(2)	994,390
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,142,260
1,600	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,351,792
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,542,816

		$23,283,730

Insured-Hospital — 7.2%
$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	$1,126,694
1,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(3)	1,468,206

		$2,594,900

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue/Certificates of Participation — 17.6%
$4,250	California Public Works Board, Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,694,907
1,750	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(3)	1,642,559
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,010,038

		$6,347,504

Insured-Public Education — 15.1%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$3,552,520
2,000	California State University, (BHAC), (FSA), 5.00%, 11/1/39(3)	1,878,410

		$5,430,930

Insured-Special Assessment Revenue — 16.9%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,000,950
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	1,994,850
1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	1,372,297
945	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	717,170

		$6,085,267

Insured-Special Tax Revenue — 15.5%
$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,617,605
13,400	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	492,316
2,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	199,601
4,610	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	367,832
2,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	214,738
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	251,299
1,215	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	1,237,247
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	248,175
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	942,349

		$5,571,162

Insured-Transportation — 6.4%
$2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$1,441,520
3,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	882,635

		$2,324,155

Insured-Water Revenue — 20.3%
$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,089,579
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(3)	2,376,253
1,500	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30(3)	959,610
1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	1,592,308
1,655	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	1,277,577

		$7,295,327

Water Revenue — 6.8%
$2,490	California Department of Water Resources, (Central Valley), 5.00%, 12/1/29	$2,454,941

		$2,454,941

Total Tax-Exempt Investments — 194.1% (identified cost $83,267,035)		$69,902,702

Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (71.4)%	$(25,700,000)

Other Assets, Less Liabilities — (22.7)%	$(8,194,985)

Net Assets Applicable to Common Shares — 100.0%	$36,007,717

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 88.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.6% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/09	47 U.S. Treasury Bond	Short	$(5,856,107)	$(6,488,203)	$(632,096)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JP Morgan Chase Co.	$1,137,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(429,365)
Merrill Lynch Capital Services, Inc.	1,812,500	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(684,763)
Morgan Stanley Capital Services, Inc.	1,400,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(525,357)

					$(1,639,485)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,493,328

Gross unrealized appreciation	$563,006
Gross unrealized depreciation	(13,728,632)

Net unrealized depreciation	$(13,165,626)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(632,096)
Level 2	Other Significant Observable Inputs	69,902,702	(1,639,485)
Level 3	Significant Unobservable Inputs	—	—

Total		$69,902,702	$(2,271,581)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured California Municipal Bond Fund II

By:	/s/ Cynthia J. Clamson Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009